RELATED PARTY TRANSACTIONS (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Ownership Percentage Held By Parent	10% or more
Aggregate balances of related party repurchase agreements	$ 13,100	$ 9,079
Significant services provided by a director	170	152
Related Party Deposit Liabilities	$ 24,536	$ 15,724